Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following sets forth the number of shares of common stock underlying outstanding options, warrants, and convertible debt as of March 31, 2021 and 2020:

	March 31,
	2021	2020
Warrants	83,259	489,475
Stock options	480,703	566,045
Convertible promissory notes	11,921,936	11,448,165
	12,485,898	12,503,685

The following sets forth the number of shares of common stock underlying outstanding options, warrants, and convertible debt as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Warrants	229,601	512,134
Stock options	566,045	566,045
Convertible promissory notes	11,712,179	11,320,000
	12,507,825	12,398,179